Document and Entity Information	9 Months Ended
May 31, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	May 31, 2026
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2026
Amendment Flag	false